UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02556

Name of Fund: Ready Assets Prime Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Ready Assets Prime Money Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	Ready Assets Prime Money Fund
(Percentages shown are based on Net Assets)

Certificates of Deposit (a)	Par (000)	Value

Yankee — 20.3%
Bank of Montreal, Chicago, 0.23%, 3/01/12	$29,000	$29,000,000
Bank of Nova Scotia, NY, 0.35%, 7/17/12	20,000	20,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.41%, 2/12/12	20,000	20,000,000
Deutsche Bank AG, NY, 0.48%, 4/30/12	25,000	25,000,000
Lloyd’s TSB Bank Plc, NY, 0.70%, 2/14/12 (b)	36,735	36,735,000
Mizuho Corporate Bank Ltd., NY, 0.20%, 2/17/12	55,000	55,000,000
National Australia Bank Ltd., NY:
0.39%, 2/10/12 (c)	17,000	17,000,000
0.49%, 6/18/12	15,000	15,000,000
0.40%, 7/18/12	30,000	30,000,000
Norinchukin Bank, NY:
0.18%, 2/01/12	70,000	70,000,000
0.18%, 2/07/12	50,000	50,000,000
Rabobank Nederland NV, NY:
0.43%, 3/01/12	49,000	49,000,000
0.47%, 4/23/12	27,500	27,500,000
Royal Bank of Canada, NY (c):
0.52%, 2/29/12	34,000	34,000,000
0.47%, 5/16/12	30,000	30,000,000
Sumitomo Trust & Banking Co. Ltd., NY, 0.24%, 2/06/12	100,000	100,000,000
Svenska Handelsbanken AB, NY, 0.51%, 3/29/12	11,935	11,935,095
Total Certificates of Deposit – 20.3%		620,170,095

Commercial Paper

Amsterdam Funding Corp., 0.28%, 2/07/12 (d)	33,000	32,998,460
ANZ National (International) Ltd., 0.56%, 7/10/12 (d)	49,000	48,878,045
Australia and New Zealand Banking, 0.32%, 2/07/12 (d)	8,750	8,749,526
Barclays US Funding LLC (d):
0.11%, 2/02/12	57,000	56,999,826
0.17%, 2/29/12	7,000	6,999,074
CAFCO LLC, 0.28%, 4/09/12 (d)	38,000	37,979,902
Cancara Asset Securitization LLC (d):
0.28%, 2/09/12	81,000	80,994,960
0.26%, 2/17/12	30,000	29,996,533
Chariot Funding LLC, 0.18%, 2/14/12 (d)	2,100	2,099,864
CRC Funding LLC (d):
0.26%, 4/11/12	13,000	12,993,428
0.28%, 4/24/12	49,475	49,443,061
0.27%, 5/01/12	16,000	15,989,000
Credit Suisse, NY, 0.47%, 2/21/12 (d)	30,000	29,992,167

Commercial Paper	Par (000)	Value

Deutsche Bank Financial LLC (d):
0.35%, 2/06/12	$60,000	$59,997,083
0.35%, 2/08/12	15,000	14,998,979
0.30%, 2/24/12	38,000	37,992,717
Fairway Finance Co., LLC (c):
0.34%, 6/07/12	12,000	12,000,000
0.34%, 6/11/12	14,500	14,500,000
Govco LLC, 0.30%, 4/18/12 (d)	35,000	34,977,542
Grampian Funding Limited LLC, 0.30%, 2/07/12 (d)	60,000	59,997,000
HSBC Finance Corp. (d):
0.25%, 2/21/12	15,000	14,997,917
0.37%, 2/27/12	28,650	28,642,344
ING (US) Funding LLC, 0.24%, 2/03/12 (d)	16,200	16,199,784
JPMorgan Chase & Co., 0.32%, 3/16/12 (c)	19,500	19,500,000
Kells Funding LLC, 0.50%, 2/10/12 (c)	29,000	29,000,000
Liberty Funding LLC, 0.14%, 2/01/12 (d)	40,000	40,000,000
Manhattan Asset Funding, 0.23%, 2/21/12 (d)	5,050	5,049,355
Metlife Short-Term Funding LLC (d):
0.25%, 3/02/12	17,000	16,996,458
0.28%, 4/09/12	34,000	33,982,018
0.36%, 5/01/12	17,750	17,734,025
0.34%, 5/29/12	25,000	24,972,139
Mont Blanc Capital Corp., 0.37%, 2/06/12 (d)	35,000	34,998,201
National Australia Funding LLC, 0.47%, 7/03/12 (d)	25,000	24,950,063
Nieuw Amsterdam Receivables Corp. (d):
0.24%, 2/14/12	26,000	25,997,747
0.32%, 3/29/12	12,000	11,993,920
Nordea North America, Inc. (d):
0.30%, 4/17/12	57,000	56,963,298
0.40%, 5/23/12	11,000	10,986,311
Old Line Funding LLC, 0.21%, 4/18/12 (d)	4,000	3,998,203
Regency Markets No. 1 LLC, 0.22%, 2/21/12 (d)	9,000	8,998,900
State Street Corp. (d):
0.22%, 3/05/12	10,000	9,997,983
0.25%, 3/08/12	6,000	5,998,500
Surrey Funding Corp., 0.21%, 2/21/12 (d)	22,000	21,997,433
UBS Finance (Delaware) LLC (d):
0.48%, 2/13/12	60,000	59,990,400
0.17%, 2/23/12	6,000	5,999,377
0.38%, 2/28/12	35,000	34,990,025
0.21%, 2/14/12	50,000	49,996,208
Victory Receivables Corp., 0.25%, 3/05/12 (d)	15,000	14,996,563
Westpac Banking Corp. (d):
0.50%, 7/09/12	26,000	25,942,583

READY ASSETS PRIME MONEY FUND	JANUARY 31, 2012	1

Schedule of Investments (continued)	Ready Assets Prime Money Fund
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Westpac Banking Corp. (d) (concluded):
0.49%, 8/13/12	$46,500	$46,377,214
Westpac Securities NZ Ltd., 0.32%, 2/22/12 (d)	13,000	12,997,573

Total Commercial Paper – 44.7%		1,363,821,709

Corporate Notes
JPMorgan Chase Bank NA, 0.60%, 2/15/13 (c)	37,160	37,160,000

Total Corporate Notes – 1.2%		37,160,000

Municipal Bonds (b)
Bay Area Toll Authority, RB, VRDN, San Francisco Bay Area, Series E-3 (Bank of America NA LOC), 0.03%, 2/07/12	20,000	20,000,000
California Health Facilities Financing Authority, RB, VRDN, Scripps Health, Series B (JPMorgan Chase Bank LOC), 0.05%, 2/07/12	14,000	14,000,000
California HFA, RB, VRDN, AMT (Fannie Mae LOC, Freddie Mac LOC), Home Mortgage:
Series F, 0.05%, 2/07/12	20,795	20,795,000
Series U, 0.06%, 2/07/12	13,800	13,800,000
California Pollution Control Financing Authority, Refunding RB, VRDN, Pacific Gas & Electric Co., Series E (JPMorgan Chase Bank LOC), 0.04%, 2/01/12	8,300	8,300,000
Indiana Finance Authority, Refunding RB, VRDN, Sisters of St. Francis, Series B (JPMorgan Chase Bank LOC), 0.06%, 2/07/12	6,000	6,000,000
Los Angeles Community Redevelopment Agency California, RB, VRDN, Hollywood & Vine Apartments, Series A, AMT (Fannie Mae Liquidity Facility), 0.07%, 2/07/12	13,000	13,000,000
Metropolitan Water District of Southern California, Refunding RB, VRDN, Series A-1 (Bank of America NA LOC), 0.03%, 2/07/12	10,000	10,000,000
New Jersey Transportation Trust Fund Authority, RB, VRDN, Transportation System, Series C (Wells Fargo Bank LOC), 0.06%, 2/07/12	8,000	8,000,000
New York City Industrial Development Agency, RB, VRDN, USA Waste Services, New York City Project, AMT (JPMorgan Chase Bank LOC), 0.10%, 2/07/12	9,600	9,600,000

Municipal Bonds (b)	Par (000)	Value
New York State HFA, HRB, VRDN, AMT (Fannie Mae Liquidity Facility), Series A, 0.06%, 2/07/12	$22,900	$22,900,000
New York State HFA, RB, VRDN, AMT (Fannie Mae Liquidity Facility), Series A:
125 West 31st Street Housing, Series A, 0.06%, 2/07/12	13,000	13,000,000
316 11th Avenue Housing, Series A, 0.06%, 2/07/12	21,500	21,500,000
East 39th Street Housing, Series A, 0.06%, 2/07/12	16,000	16,000,000
New York State HFA, Refunding RB, VRDN, Series L (Bank of America NA LOC), 0.08%, 2/07/12	10,500	10,500,000
Westchester County Healthcare Corp. New York, RB, Senior Lien, Series D (TD Bank NA LOC), 0.15%, 2/07/12	20,000	20,000,000
Total Municipal Bonds – 7.4%		227,395,000

US Government Sponsored Agency Obligations
Fannie Mae Discount Note, 0.16%, 8/01/12 (d)	23,000	22,981,395
Fannie Mae Variable Rate Notes (c):
0.27%, 7/26/12	35,500	35,496,581
0.31%, 12/20/12	17,500	17,496,865
Federal Home Loan Bank Discount Note, 0.10%, 4/11/12 (d)	20,000	19,996,306
Freddie Mac Discount Note, 0.15%, 4/03/12 (d)	20,000	19,994,833
Freddie Mac Variable Rate Notes (c):
0.27%, 4/03/12	10,000	9,999,311
0.26%, 1/24/13	19,000	18,992,493
0.32%, 9/03/13	40,000	39,987,175
0.24%, 9/13/13	151,800	151,651,261
Total US Government Sponsored Agency Obligations – 11.0%		336,596,220

US Treasury Obligations
US Treasury Notes:
0.88% - 4.63%, 2/29/12	92,000	92,161,157
4.63%, 7/31/12	35,000	35,784,632
0.38% - 4.13%, 8/31/12	109,000	110,130,369
4.25%, 9/30/12	49,000	50,340,763
3.88%, 10/31/12	39,000	40,090,781
Total US Treasury Obligations – 10.8%		328,507,702

READY ASSETS PRIME MONEY FUND	JANUARY 31, 2012	2

Schedule of Investments (concluded)	Ready Assets Prime Money Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.22%, 2/01/12 (Purchased on 1/31/12 to be repurchased at $95,276,582, collateralized by various US Government sponsored Agency Obligations, 0.55% - 6.21% due 10/18/13 – 6/05/36, par and fair values of $88,725,000 and $97,182,670, respectively)	$95,276	$95,276,000
Morgan Stanley & Co. Inc., 0.25%, 2/01/12 (Purchased on 1/31/12 to be repurchased at $38,000,264, collateralized by US Government Sponsored Agency Obligations, 5.00% due 5/01/41, par and fair values of $36,773,663 and $39,140,001, respectively)	38,000	38,000,000
UBS Securities LLC, 0.25%, 2/01/12 (Purchased on 1/31/12 to be repurchased at $50,000,347, collateralized by US Government Sponsored Agency Obligation, 4.00% due 11/01/41, par and fair values of $48,957,006 and $51,500,001, respectively)	50,000	50,000,000
Total Repurchase Agreements – 6.0%		183,276,000
Total Investments (Cost - $3,096,926,726*) – 101.4%		3,096,926,726
Liabilities in Excess of Other Assets – (1.4)%		(42,833,754)
Net Assets – 100.0%		$3,054,092,972

*Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
LOC	Letter of Credit
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$3,096,926,726	—	$3,096,926,726

[1]	See above Schedule of Investments for values in each security type.

READY ASSETS PRIME MONEY FUND	JANUARY 31, 2012	3

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets Prime Money Fund

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets Prime Money Fund

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets Prime Money Fund

Date: March 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets Prime Money Fund

Date: March 23, 2012